Financial and other non-current assets - Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Long-term financial investments measured at FVOCI	$ 46	$ 28
Long-term financial investments measured at FVPL	6	12
Long-term receivables from customers	110	117
Non-current minimum lease payments from finance lease agreements	35	39
Long-term loans, advances and security deposits	20	22
Total financial assets	$ 217	$ 218